Note 3 - Acquisitions (Details) - Business Acquisitions, Pro Forma Revenue and Earnings: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisitions, Pro Forma Revenue and Earnings: [Abstract]
Actual from acquired entities for 2013	$ 59,564
Actual from acquired entities for 2013	7,231
Revenues	2,396,038	2,239,847	2,090,509
Net Earnings	$ 50,012	$ 47,141	$ 82,292